Additional Information to the Statements of Comprehensive Loss (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 5,058	$ 5,129	$ 3,589
Cost of Sales Revenue [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	3,201	2,473	1,666
Cost of Lease Revenue [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 1,857	$ 2,656	$ 1,923